Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Summary of the financial instruments
The Group classifies its financial instruments into the categories below:

	Fair value Level	December 31, 2024	December 31, 2023

Financial assets

Financial assets at amortized cost
Accounts receivable		221,202	138,760
Cash and cash equivalents		33,418	16,050
Client funds on deposit		18,704	17,055
Project advances		7,577	19,586
Deposit/guarantee on lease agreement		2,247	2,012
Financial assets at fair value through profit or loss
Short term investments	1	4,956	17,164
Investments held in trust account	2	54,053	187,356
Accounts receivable - Lavoro	1	12,332	3,503
Long-term investments - Lavoro	1	11,337	20,166
Long-term investments	2	17,354	9,945
Long-term investments - Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia	3	—	18,707
Long-term investments – KMP Growth Fund II	2	20,525	8,917
Other financial assets – The One Real Estate Investment Fund call options	2	—	310
Other financial assets – Call options	3	3,578	2,896
Other financial assets – Energy trading contracts	2	25,169	—

Financial liabilities
Financial liabilities at amortized cost
Commitment subject to possible redemption		54,053	187,356
Gross obligation under put option		18,258	92,926
Loans		227,971	—
Client funds payable		18,704	17,055
Lease liabilities		22,438	15,836
Consideration payable on acquisition		184,597	35,029
Suppliers		41,788	4,808

Financial liabilities at fair value through profit or loss
Other financial liabilities – Warrants	3	6,143	321
Other financial liabilities – Energy trading contracts	2	17,686	—
Contingent consideration payable on acquisition	3	38,628	18,201

Summary of significant unobservable inputs used in fair value measurement of liabilities
The following analysis illustrates valuation techniques, unobservable inputs used to value Level 3 financial instruments and the sensitivity to reasonable changes in the most significant underlying variables used in measurement.

Description		Note	Valuation technique	Unobservable inputs	Range of unobservable inputs	Sensitivity	Financial impact*

Other financial instruments	Tria call option	21 (c)	Monte Carlo simulation	Average EBITDA	Risk neutral EBITDA with Standard deviation of 38.8%	10% change	US$ 0.1 million
Consideration payable on acquisition	Contingent consideration payable on acquisition – Kamaroopin	21 (b)	Discounted cash flow	Discount rate Projected fundraising activity	16.2%	100 basis points	US$ 0.1 million
Consideration payable on acquisition	Contingent consideration payable on acquisition – GPMS	21 (b)	Discounted cash flow	Discount rate Projected revenue targets	4.9%	100 basis points	US$ 0.1 million
Consideration payable on acquisition	Contingent consideration payable on acquisition – Nexus	21 (b)	Discounted cash flow	Discount rate Achieving benchmark fees	6.8%	100 basis points	US$ 0.1 million
Other financial instruments	Warrant liability	12 (c)	Monte Carlo simulation	Business combination probability	1.0% to 10.0%	1.0% 10.0%	US$ 1.0 million US$ 1.3 million

	Contingent considerations payable (a)	Long term investments at fair value through profit or loss (b)	PLAO Warrant liability	Call options (c)

Fair value of Level 3 financial instruments on December 31, 2022	21,963	24,240	—	6,322
Cumulative translation adjustment	953	—	—	505
Additions	4,707	—	—	—
Changes in fair value *	(9,422)	3,384	—	(3,931)
Fair value of Level 3 financial instruments on December 31, 2023	18,201	27,624	—	2,896

Cumulative translation adjustment	(2,775)	—	—	(393)
Additions	30,445	—	—	791
Derecognition / settlements - VBI	(10,118)	—	—	(2,522)
Transfer from level 1 to level 3	—	—	470	—
Transfer from level 3 to level 2	—	(27,624)	—	—
Change in fair value *	2,874	—	5,673	2,806
Fair value of Level 3 financial instruments on December 31, 2024	38,627	—	6,143	3,578

* Changes in fair value include impact from price risk and/or foreign exchange rate risk
(a)Include contingent consideration payable to sellers of VBI, Kamaroopin, Nexus and GPMS (refer note 21 (b)). The VBI contingent consideration was settled on August 01,2024, with the exercise of the call option.
(b)Relates to investments in Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia, and KMP Growth Fund II (refer note 12(b)).
(c)Include VBI and Tria Call option to purchase remaining non-controlling interest and other purchased options (refer note 21(d)). The VBI call option was exercised on August 01, 2024.

Summary of amounts receivable and project advances
The amounts receivable and project advances as of December 31, 2024, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (a)	2,992	3,269	337	1,705	2,842	135,980	3,694	104	66,209	16,402	233,534
Project Advances	—	—	—	—	—	2,181	1,883	934	2,579	—	7,577
Total	2,992	3,269	337	1,705	2,842	138,161	5,577	1,038	68,788	16,402	241,111

(a)The balances include US$65.6 million postponed collections of management fees. The postponed balance relates largely to PBPE VI LP. (“PBPE Fund IV”) and Alpha Co-Investment Fund. Renegotiations and postponement of these collections commenced in prior periods and the management fees were recognized as receivable in prior years (refer to note 8).
    The accounts receivable due in 01 to 90 days also include US$59.7 million performance fees for Patria Infrastructure Fund III that was received on February 28, 2025 (refer to note 8).
The amounts receivable and project advances as of December 31, 2023, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable	94,811	4,502	235	822	732	24,180	1,941	140	—	14,900	142,263
Project Advances	—	—	—	—	—	5,729	10,621	1,143	121	1,972	19,586
Total	94,811	4,502	235	822	732	29,909	12,562	1,283	121	16,872	161,849

Summary of expected future payments for liabilities
Expected future payments reflect undiscounted future cash outflows to settle financial liabilities as of December 31, 2024, which are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total

Suppliers	41,788	—	—	—	—	41,788
Lease payments	897	954	1,054	3,125	26,102	32,132
Loans (a)	6,108	27,429	2,489	57,252	172,301	265,579
Consideration payable on acquisition	24,087	—	—	28,768	88,523	141,378
Contingent consideration payable on acquisition	—	—	—	—	32,455	32,455
Commitment subject to possible redemption (b)	—	—	54,053	—	—	54,053
Gross obligation under put option	—	—	—	—	40,988	40,988
Financial liabilities – energy trading contracts (c)	5,589	3,646	2,768	4,488	1,253	17,744
Client funds payable (d)	18,704	—	—	—	—	18,704
Total	97,173	32,029	60,364	93,633	361,622	644,821
Expected future payments for financial liabilities as of December 31, 2023, are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total

Suppliers	4,808	—	—	—	—	4,808
Leases	816	680	691	2,110	15,285	19,582
Carried interest allocation	—	—	—	9,352	22,577	31,929
Consideration payable on acquisition	834	684	1,704	7,155	24,652	35,029
Contingent consideration payable on acquisition	—	—	—	—	20,376	20,376
Commitment subject to possible redemption (b)	—	—	187,356	—	—	187,356
Gross obligation under put option	—	—	—	86,944	14,665	101,609
Derivative financial instruments	—	—	—	—	—	—
Client funds payable (d)	17,055	—	—	—	—	17,055
Total	23,513	1,364	189,751	105,561	97,555	417,744

(a)Interest on the revolving credit facility is expected to be settled quarterly whereas interest on term loans is settled bi-annually. Principal values are expected to be settled on maturity.
(b)Future redemptions to be settled with proceeds held in SPAC’s trust account.
(c)The Group has an equivalent of US$25 million in energy contract financial assets which decreases the liquidity risk as the energy trading contracts are settled simultaneously – refer to note 12(c) for the aging of financial assets and liabilities on energy trading contracts.
(d)Settled with proceeds held in Client funds on deposit account (refer note 7).

Disclosure of interest rate sensitivity [Table Text Block]

	Net risk Position	Sensitivity to 100bps Increase	Sensitivity to 100bps decrease

Sensitivity of net profit or loss before tax	36,061	(4,911)	4,911
No interest rate sensitivity was performed for December 31, 2023, as no interest-bearing liabilities were outstanding at the time.
*Refer to note 16 in these consolidated financial statements for the loans outstanding as well as the maturity date of each loan.

Summary of sensitivity analysis was based on the material assets and liabilities exposed to currencies fluctuation
The sensitivity analysis was based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:

As of December 31, 2024	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD

Cash and cash equivalents	16,381	8,165	5,801,886	38,227,167	8,711	4,298	33,418	2,912
Short term investments	9,015	—	1,211,133	595	—	56,336	59,009	267
Client funds on deposit	—	—	18,612,153	—	—	—	18,704	1,870
Accounts receivable	280,434	1	10,655,062	11,129,539	12,122	159,818	233,534	7,371
Projects Advance	15,075	—	957,783	1,659,138	413	3,288	7,577	431
Deposit/guarantee on lease agreement	88	240	1,187,614	149,008	514	331	2,247	192
Long-term investments	6,540	—	575,532	7,891,367	118	45,643	49,216	357
Client funds payable	—	—	(18,612,153)	—	—	—	(18,704)	(1,870)
Lease liabilities	(37,170)	—	(3,639,862)	(5,710,950)	(4,358)	(6,020)	(22,438)	(1,642)
Suppliers	(127,861)	(261)	(2,133,015)	(4,788,674)	(4,749)	(11,923)	(41,788)	(2,986)
Other financial assets	178,011	—	—	—	—	—	28,747	2,875
Other financial liabilities	(109,517)	—	—	—	—	(6,143)	(23,829)	(1,769)
Loans	—	—	100	341,037	—	227,894	227,971	8
Commitment subject to possible redemption	—	—	—	—	—	(54,053)	(54,053)	—
Gross obligation under put option	97,561	—	—	—	—	2,503	18,258	1,576
Consideration payable on acquisition	(443,089)	—	—	(121,147,698)	(45,319)	(28,747)	(184,597)	(15,585)
Contingent consideration payable on acquisition	(44,673)	—	—	(26,817,201)	(20,206)	—	(38,627)	(3,863)
Net Impact								(9,856)

As of December 31, 2023:	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD
Cash and cash equivalents	7,828	6,491	5,124,224	21,188,621	597	1,558	16,050	1,449
Short term investments	17,204	—	2,308,439	—	—	198,336	204,510	617
Client funds on deposit	—	—	15,027,219	—	—	—	17,055	1,706
Accounts receivable	108,120	38	7,874,868	4,385,717	202	109,599	142,263	3,266
Projects Advance	32,354	—	421,629	1,604,583		12,010	19,586	757
Deposit/guarantee on lease agreement	—	240	1,135,217	149,008	—	427	2,012	160
Long-term investments	3,552	—	213,015	—	180	56,609	57,735	112
Client funds payable	—	—	15,027,219	—	118	—	17,055	(1,706)
Suppliers	(6,285)	244	2,001,294	2,626,609	—	2,865	4,808	(195)
Derivative financial instruments - Assets	15,521	—	—	—	205	—	3,206	320
Derivative financial instruments - Liability	—	—	—	—	—	321	321	—
Commitment subject to possible redemption	—	—	—	—	—	187,356	187,356	—
Gross obligation under put option	395,261	—	—	—	—	—	92,926	3,118
Carried interest allocation	11,854	—	—	—	—	29,481	31,929	(245)
Contingent consideration payable on acquisition	38,773	—	—	—	—	1,020	35,029	(3,401)
Contingent consideration payable on acquisition	88,116	—	—	—	—	—	18,201	(1,820)
Net Impact								4,138

(a)BRL - Brazilian Real, (b) HKD - Hong Kong dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling